Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

September 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust (Securities Act File No. 333-91278; Investment Company Act File No. 811-21128), and

Legg Mason Partners Variable Income Trust (Securities Act File No. 33-40603; Investment Company Act File No. 811-06310) (collectively, the “Registrants”),

with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated September 16, 2016 to the prospectus for each of the Funds listed in Schedule A.

Any questions or comments on the filing should be directed to the undersigned at 617-951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc: Barbara Allen, Legg Mason & Co., LLC

SCHEDULE A

Fund	Date of Prospectus
Legg Mason Partners Variable Equity Trust
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2016
QS Variable Conservative Growth	May 1, 2016
QS Variable Growth	May 1, 2016
QS Variable Moderate Growth	May 1, 2016

Legg Mason Partners Variable Income Trust
Western Asset Core Plus VIT Portfolio	May 1, 2016
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2016